Operations and Organization (Narrative) (Details)	12 Months Ended
Dec. 31, 2014
FEP [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	50.00%
Citrus [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	50.00%
Susser [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	100.00%
Sunoco LP [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	42.80%
Fayetteville Express Pipeline, LLC [Member] | FEP [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	100.00%
Citrus Corp [Member] | Citrus [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	100.00%